Segment Information - Income, Capital Expenditure and Acquisitions of Rights of Use of VMO2 (Details) € in Millions, £ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of joint ventures [line items]
Revenues		€ 40,652.0		€ 39,993.0	€ 39,277.0
Other operating income and expenses		428.0		478.0	396.0
Goodwill impairment (Note 7)		58.0		0.0	416.0
Depreciation and amortization		(8,797.0)		(8,796.0)	(8,397.0)
OPERATING INCOME		2,593.0		4,056.0	13,586.0
Finance income		1,099.0		1,803.0	614.0
Finance costs		(3,014.0)		(3,030.0)	(2,028.0)
Gain (loss) on derivative		399.0		1,012.0
Foreign exchange gain (loss)		(124.0)		23.0
Net financial expense		(1,904.0)		(1,313.0)	(1,364.0)
(LOSS) PROFIT BEFORE TAX		(1,473.0)		2,960.0	12,095.0
Corporate income tax		899.0		(641.0)	(1,378.0)
(LOSS) PROFIT FOR THE YEAR		(574.0)		2,319.0	10,717.0
Share of (loss) income of investments accounted for by the equity method		(2,145.0)		230.0	(132.0)
CapEx		5,579.0
Acquisitions of rights of use		2,391.0		2,448.0
Share of profit (loss) of associates accounted for using equity method		(17.0)		(13.0)	5.0
VMO2
Disclosure of joint ventures [line items]
Revenues	€ 7,223.0	12,547.0		12,155.0
Other operating income and expenses	(4,773.0)	(8,116.0)		(7,754.0)
Goodwill impairment (Note 7)	0.0	3,572.0	£ 3,107	0.0
OIBDA	2,450.0	859.0		4,401.0
Depreciation and amortization	(2,395.0)	(3,685.0)		(4,170.0)
OPERATING INCOME	55.0	(2,826.0)		231.0
Finance income	27.0	55.0		24.0
Finance costs	(504.0)	(1,436.0)		(1,020.0)
Gain (loss) on derivative	489.0	(924.0)		2,567.0
Foreign exchange gain (loss)	367.0	(677.0)		1,296.0
Net financial expense	(355.0)	(1,628.0)		275.0
(LOSS) PROFIT BEFORE TAX	(300.0)	(4,452.0)		507.0
Corporate income tax	65.0	265.0		(15.0)
(LOSS) PROFIT FOR THE YEAR	(235.0)	€ (4,187.0)		492.0
Result for the period of joint venture (in percent)		100.00%	100.00%
50% attributable to Telefónica Group	(117.0)	€ (2,094.0)		246.0
Share-based compensation	14.0	8.0		14.0
Sale of a minority interest in Cornerstone	0.0	76.0		0.0
Other adjustments	0.0	(20.0)		32.0
Share of (loss) income of investments accounted for by the equity method	(103.0)	(2,030.0)		292.0	€ (103.0)
CapEx	1,508.0	2,408.0		2,707.0
Acquisitions of rights of use	75.0	135.0		118.0
Share of profit (loss) of associates accounted for using equity method	€ 0.0	€ 2.0		€ 1.0